Note 10 - Voyage Revenues	12 Months Ended
Dec. 31, 2025
Voyage Revenues [Text Block]
13. Total Voyage Revenues:

The following table shows the total voyage revenues earned from time charters and voyage charters during the year ended December 31, 2025:

For the year ended December 31, 2025
Time charters	$173,433
Time charters – related parties (Note 3)	5,118
Voyage charters and Contracts of Affreightment	264,024
Voyage charters and Contracts of Affreightment – related parties (Note 3)	154,648
Total	$597,223

During the period from September 29 to December 31, 2023 and the year ended December 31, 2024, no revenues were generated.

Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenues [Text Block]

10. Voyage Revenues:

The following table shows the voyage revenues earned from time charters and voyage charters during the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Time charters	$228,818	$263,045	$70,217
Voyage charters and Contracts of Affreightment	434,297	722,269	169,502
Voyage charters – related parties (Note 3(b))	-	210,087	87,683
Total	$663,115	$1,195,401	$327,402